SUPPLEMENTARY INFORMATION (Sundry Income, Net) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Information [Line Items]
Non-operating pension and other postretirement benefit plan net credit	$ 123	$ (676)	$ 35
Gain on sales of other assets and investments	18	117	157
Foreign exchange losses	(119)	(72)	(126)
Gain (loss) on divestiture	0	0	(14)
Gain and post-close adjustments related to Dow Silicones ownership restructure	(20)	0	1,617
Loss on early extinguishment of debt	(54)	0	0
Gain (loss) related to litigation settlement		(137)	(1,219)
Costs associated with transactions and productivity actions	0	0	(41)
Reclassification of cumulative translation adjustments	4	8	0
Other - net	124	98	114
Sundry income (expense) - net	96	(154)	517
MEGlobal
Supplementary Information [Line Items]
Gain (loss) on divestiture	20
Chlorine Value Chain
Supplementary Information [Line Items]
Gain (loss) on divestiture		7	6
AgroFresh
Supplementary Information [Line Items]
Gain (loss) on divestiture			(25)
Dow Silicones Corporation
Supplementary Information [Line Items]
Gain and post-close adjustments related to Dow Silicones ownership restructure	(20)	0	1,617
Loss on early extinguishment of debt			15
Breast Implant and Other Products Liability Claims | Impact to Sundry income (expense)
Supplementary Information [Line Items]
Implant liability adjustment	0	0	16
Nova Patent Infringement
Supplementary Information [Line Items]
Gain (loss) related to litigation settlement	0	137	0
Urethane Matters Class Action Lawsuit And Opt-Out Cases
Supplementary Information [Line Items]
Gain (loss) related to litigation settlement	0	0	(1,235)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | MEGlobal
Supplementary Information [Line Items]
Gain (loss) on divestiture	20	0	(1)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Global Ethylene Acrylic Acid (EAA)
Supplementary Information [Line Items]
Gain (loss) on divestiture	0	227	0
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations | Chlorine Value Chain
Supplementary Information [Line Items]
Gain (loss) on divestiture	$ 0	$ 7	$ 6